Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of June 2015

Collection Period Start	1-Jun-15	Distribution Date	15-Jul-15
Collection Period End	30-Jun-15	30/360 Days	30
Beg. of Interest Period	15-Jun-15	Actual/360 Days	30
End of Interest Period	15-Jul-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		963,859,720.12	457,324,873.65	424,425,975.82	0.4403400
Total Securities		963,859,720.12	457,324,873.65	424,425,975.82	0.4403400
Class A-1 Notes	0.240000%	127,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.570000%	140,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.455500%	225,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.750000%	193,000,000.00	178,465,153.53	145,566,255.70	0.7542293
Class A-4 Notes	0.920000%	115,000,000.00	115,000,000.00	115,000,000.00	1.0000000
Certificates	0.000000%	163,859,720.12	163,859,720.12	163,859,720.12	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	32,898,897.83	111,540.72	170.4606105	0.5779312
Class A-4 Notes	0.00	88,166.67	0.0000000	0.7666667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	32,898,897.83	199,707.39

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,800,750.01
Monthly Interest				2,135,025.96
Total Monthly Payments				8,935,775.97

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				306,080.08
Aggregate Sales Proceeds Advance				10,783,939.12
Total Advances				11,090,019.20

Vehicle Disposition Proceeds:
Reallocation Payments				17,903,879.00
Repurchase Payments				1,632,095.53
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				11,681,077.97
Excess Wear and Tear and Excess Mileage				211,077.90
Remaining Payoffs				0.00
Net Insurance Proceeds				467,348.82
Residual Value Surplus				275,927.55
Total Collections				52,197,201.94

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	9,935,005.00			677
Involuntary Repossession	134,064.00			8
Voluntary Repossession	144,550.00			9
Full Termination	7,668,982.00			516
Bankruptcy	21,278.00			1
Insurance Payoff		462,018.60		23
Customer Payoff			124,924.44	7
Grounding Dealer Payoff			8,501,401.28	448
Dealer Purchase			2,350,648.07	122
Total	17,903,879.00	462,018.60	10,976,973.79	1,811

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of June 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,187	513,911,289.61	7.00000%	457,324,873.65
Total Depreciation Received		(7,394,199.50)		(6,104,619.03)
Principal Amount of Gross Losses	(33)	(718,547.79)		(601,203.09)
Repurchase / Reallocation	(91)	(1,698,167.01)		(1,632,095.53)
Early Terminations	(481)	(8,670,992.09)		(7,840,723.18)
Scheduled Terminations	(997)	(18,452,542.60)		(16,720,257.00)
Pool Balance - End of Period	23,585	476,976,840.62		424,425,975.82

Remaining Pool Balance
Lease Payment				62,841,964.08
Residual Value				361,584,011.74
Total				424,425,975.82

III. DISTRIBUTIONS

Total Collections					52,197,201.94
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					52,197,201.94

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					456,818.45
3. Reimbursement of Sales Proceeds Advance					15,756,879.89
4. Servicing Fee:
Servicing Fee Due					381,104.06
Servicing Fee Paid					381,104.06
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					16,594,802.40

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					111,540.72

Class A-3 Notes Monthly Interest Paid					111,540.72
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of June 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	88,166.67

Class A-4 Notes Monthly Interest Paid	88,166.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	199,707.39
Total Note and Certificate Monthly Interest Paid	199,707.39
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	35,402,692.15

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	32,898,897.83

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	32,898,897.83
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	2,503,794.32

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of June 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,819,298.60
Required Reserve Account Amount		14,457,895.80
Beginning Reserve Account Balance		14,457,895.80
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,457,895.80
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		2,503,794.32
Gross Reserve Account Balance		16,961,690.12
Remaining Available Collections Released to Seller		2,503,794.32
Total Ending Reserve Account Balance		14,457,895.80

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.22
Monthly Prepayment Speed		81%
Lifetime Prepayment Speed		75%

	$	units
Recoveries of Defaulted and Casualty Receivables	787,279.91
Securitization Value of Gross Losses and Casualty Receivables*	601,203.09	33
Aggregate Defaulted and Casualty Gain (Loss)	186,076.82
Pool Balance at Beginning of Collection Period	457,324,873.65
Net Loss Ratio	0.0407%

Cumulative Net Losses for all Periods	0.1405%	1,354,611.20

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,727,727.97	217
61-90 Days Delinquent	808,028.98	49
91-120+ Days Delinquent	258,048.22	16
Total Delinquent Receivables:	4,793,805.17	282
60+ Days Delinquencies as Percentage of Receivables	0.23%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	17,603,987.00	1193
Securitization Value	19,686,523.92
Aggregate Residual Gain (Loss)	(2,082,536.92)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	152,418,148.23	10,221
Cumulative Securitization Value	167,562,127.25
Cumulative Residual Gain (Loss)	(15,143,979.02)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		25,077,155.82
Reimbursement of Outstanding Advance		15,756,879.89
Additional Advances for current period		10,783,939.12
Ending Balance of Residual Advance		20,104,215.05

Beginning Balance of Payment Advance		1,052,529.17
Reimbursement of Outstanding Payment Advance		456,818.45
Additional Payment Advances for current period		306,080.08
Ending Balance of Payment Advance		901,790.80

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-B
Monthly Servicer's Report
for the month of June 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No

* This line has been changed to "Gross Losses" from "Defaulted Receivables." Leases with lessees subject to Chapter 13 bankruptcy proceedings (“Chapter 13 Leases”)
are classified as “Defaulted Leases” under the transaction documents but do not factor into the principal payments due on the notes until such leases have been terminated.
In order to more accurately reflect the correlation between defaults on the leases and principal payments on the notes, the servicer has revised this line item beginning with the May
2015 collection period to reflect Gross Losses, which includes Chapter 13 Leases that have been terminated in accordance with NMAC’s credit and collections policies but does not include other Chapter 13 Leases where the related obligors are making timely payments and have not yet been terminated in accordance with such policies.